INVESTMENTS - Reconciliation of Summarized Financial Information to Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Investments accounted for using equity method	$ 4,216	$ 4,112
Total for all joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method	4,216	4,112	$ 4,133
Kibali [Member]
Disclosure of joint ventures [line items]
Opening net assets	1,806
Net income, net of non-controlling interests	406	216
Investments accounted for using equity method, investment dividend paid	(134)
Dividends to other shareholders	0
Other comprehensive income, before tax	0	0
Shareholder loan repayment	0
Other	0
Closing net assets	2,078	1,806
Investments accounted for using equity method, share of net assets	1,040
Equity earnings adjustment	0
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	0
Additional recognition, goodwill	1,111
Investments accounted for using equity method	2,151	2,015	2,119
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Opening net assets	557
Net income, net of non-controlling interests	279	238
Investments accounted for using equity method, investment dividend paid	(260)
Dividends to other shareholders	0
Other comprehensive income, before tax	0	0
Shareholder loan repayment	0
Other	0
Closing net assets	576	557
Investments accounted for using equity method, share of net assets	287
Equity earnings adjustment	0
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	0
Additional recognition, goodwill	123
Investments accounted for using equity method	410	401	391
Zaldivar [Member]
Disclosure of joint ventures [line items]
Opening net assets	1,765
Net income, net of non-controlling interests	(51)	2
Investments accounted for using equity method, investment dividend paid	0
Dividends to other shareholders	0
Other comprehensive income, before tax	(1)	(4)
Shareholder loan repayment	0
Other	0
Closing net assets	1,713	1,765
Investments accounted for using equity method, share of net assets	857
Equity earnings adjustment	(10)
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	2
Additional recognition, goodwill	0
Investments accounted for using equity method	849	875	874
Porgera [Member]
Disclosure of joint ventures [line items]
Opening net assets	2,505
Net income, net of non-controlling interests	467	128
Investments accounted for using equity method, investment dividend paid	0
Dividends to other shareholders	(61)
Other comprehensive income, before tax	0	0
Shareholder loan repayment	(276)
Other	(5)
Closing net assets	2,630	2,505
Investments accounted for using equity method, share of net assets	770
Equity earnings adjustment	0
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	0
Additional recognition, goodwill	0
Investments accounted for using equity method	$ 770	$ 780	$ 703